Revenue From Contracts With Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and liabilities consisted
	2021	2020
Contract assets, current	$223,386	$48,234
Contract liabilities, current	(571,950)	(1,422,685)

	2020	2019
Contract assets, current	$48,234	$—
Contract liabilities, current	(1,422,685)	—
Net contract liabilities	$(1,374,451)	$—

Schedule of disaggregates revenue by significant product type
	2021	2020
Equipment	$3,632,026	$2,509,799
REG and RECs	2,237,480	—
RNG and RINs	821,224	—
Services	90,739	82,962
Total	$6,781,469	$2,592,761